Shareholder Report, Average Annual Return (Details) 191806_NEOS Enhanced Income 1-3 Month T-Bill ETF_TF_TSR Annual {TF}	7 Months Ended	12 Months Ended	40 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
NEOS Enhanced Income 1-3 Month T-Bill ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NEOS Enhanced Income 1-3 Month T-Bill ETF NAV
Average Annual Return, Percent	2.96%	5.02%	5.51%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.74%	7.30%	3.27%
Bloomberg U.S. Treasury Bills: 1-3 Months [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Treasury Bills: 1-3 Months
Average Annual Return, Percent	2.47%	4.29%	4.75%